Borrowings - Bonds (Details) $ in Thousands	May 16, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / kr	Dec. 31, 2018 USD ($) $ / kr
Borrowings
Outstanding balance		$ 3,055,962	$ 2,828,459
8.875% Senior Notes
Borrowings
Principal amount of notes issued	$ 75,000
Interest rate	8.875%
Price, percentage of par	102.50%
Yield to maturity	7.89%
Outstanding balance		322,213	246,760
NOK 2021 Bonds
Borrowings
Outstanding balance		87,265	85,231
Fair value of bond		$ 91,547	$ 91,664
Exchange rate | $ / kr		0.1174	0.1149